Business Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment information
The following tables summarize operating results, capital expenditures, and total asset information by segment:

	Year Ended December 31,
(in millions)	2018	2017	2016
Net sales
Petroleum	$6,780	$5,664	$4,431
Nitrogen Fertilizer	351	331	356
Other	(7)	(7)	(5)
Total net sales	$7,124	$5,988	$4,782
Operating income (loss)
Petroleum	$544	$172	$60
Nitrogen Fertilizer	6	(10)	26
Other	(18)	(17)	(14)
Total operating income (loss)	$532	$145	$72
Interest expense, net	(102)	(109)	(83)
Other income, net	15	2	2
Earnings before income taxes	$445	$38	$(9)
Depreciation and amortization
Petroleum	$196	$177	$165
Nitrogen Fertilizer	72	74	58
Other	6	7	6
Total depreciation and amortization	$274	$258	$229
Capital expenditures
Petroleum	$79	$101	$102
Nitrogen fertilizer	19	14	23
Other	4	5	8
Total	$102	$120	$133

	Year Ended December 31,
(in millions)	2018	2017	2016
Total assets
Petroleum	$2,453	$2,416	$2,441
Nitrogen Fertilizer	1,254	1,234	1,312
Other	293	303	406
Total	$4,000	$3,953	$4,159